SUNSTONE FINANCIAL GROUP, INC.
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin  53202
(414) 271-5885



February 3, 1998

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:  KEELEY Small Cap Value Fund, Inc.
     Filing Pursuant to Rule 497(j)
     (33-63562 and 811-7760)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the KEELEY Small Cap Value Fund, Inc. (the "Corporation") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Corporation pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 5 to the Corporation's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 1998.

Please contact the undersigned at (414) 271-5885 with any questions about this certificate.

Very truly yours

/s/ Constance Dye Shannon
Legal and Compliance Manager